[front cover]
                            J.P. Morgan Prime Cash
                               Management Fund

                                Annual Report
                             November 30, 2000

LETTER TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

January 8, 2001

Dear Shareholder,

    For the period August 31, 2000 to November 30, 2000, the J.P. Morgan Prime Cash Management Fund provided a total return of 1.43%. The Fund was competitive with its peer group, the Lipper Institutional Money Market Funds Average, which had a return of 1.56% for the same time period.

    The Fund maintained a stable net asset value of $1.00 throughout the fiscal year. On November 30, 2000, the net assets of the Fund were approximately $403 million, while the net assets of The Prime Money Market Portfolio, in which the Fund invests, amounted to approximately $21 billion. Dividends of approximately $0.02 per share were paid from ordinary income during the period.

    On the pages that follow, The Prime Money Market Portfolio's lead portfolio manager, Mark Settles, discusses the fixed-income market in detail. Mark explains the factors that influenced investment performance during the fiscal period, and provides insight in regard to positioning the Portfolio for the coming months.

    As chairman and president of Asset Management Services, we appreciate your investment in the Fund. If you have any comments or questions, please contact your Morgan representative, or call J.P. Morgan Funds Services at (800) 766-7722.

Sincerely,

/signature/                             /signature/

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to the Shareholders                                                    1
Fund Performance                                                              2
Portfolio Manager Q&A                                                         3
Fund Facts & Highlights                                                       5
Financial Statements                                                          6

FUND PERFORMANCE
--------------------------------------------------------------------------------

EXAMINING PERFORMANCE

    One way to look at performance is to review a fund's average annual total return. This calculation takes the fund's actual return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, and ten years, (or since inception).

PERFORMANCE

                                                     TOTAL             AVERAGE ANNUAL
                                                    RETURNS             TOTAL RETURNS
                                                   ----------   --------------------------------
                                                       ONE          THREE      FIVE       TEN
                                                      YEAR*        YEARS*     YEARS*     YEARS*

AS OF NOVEMBER 30, 2000
J.P. Morgan Prime Cash Management Fund                5.95%         5.41%      5.38%      4.93%
Lipper Institutional Money Market Funds Average**     6.08%         5.44%      5.39%      4.99%

AS OF SEPTEMBER 30, 2000
J.P. Morgan Prime Cash Management Fund                5.84%         5.39%      5.37%      4.96%
Lipper Institutional Money Market Funds Average**     5.89%         5.40%      5.38%      5.01%

* The Fund's total return since inception on August 20, 2000 was 1.61%. Performance for the period prior to August 20, 2000, the Fund's inception, reflects the performance of J.P. Morgan Prime Money Market Fund, a separate feeder Fund investing in the same master portfolio, which had a lower expense ratio.

** Describes the average annual total return for all funds in the indicated Lipper category, as defined by Lipper Inc., and does not take into account applicable sales charges. Lipper Analytical Services, Inc. is a leading source for mutual fund data.

  Past performance is no guarantee of future results. Fund returns are net of fees and assume the reinvestment of distributions and reflect reimbursement of certain fund expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower. The 7-day yield more closely reflects the current earnings of the money market fund than the total return quotation.

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------

[photo of Mark Settles]

    The following is an interview with MARK SETTLES, vice president and member of the portfolio management team for The Prime Money Market Portfolio, in which the Fund invests. Mark joined Morgan in 1994, and spent five years trading dollar- and euro- denominated fixed-income products in our New York and London offices before coming to J.P. Morgan Investment Management. Prior to joining Morgan, he was a foreign exchange trader at The First National Bank of Chicago and a teacher of government at The Paideia School in Atlanta, Georgia. Mark holds a B.A. in Economics from Columbia University, and a Masters of Management from Northwestern University. This interview was conducted on December 11, 2000 and reflects Mark's views on that date.

WHAT HAPPENED IN THE FIXED-INCOME MARKETS DURING THE YEAR ENDED NOVEMBER 30,
2000?

    Four key themes characterized the fixed-income markets during the last year--the incremental tightening of U.S. monetary policy by the Federal Reserve; buybacks and less issuance by the U.S. Treasury; the U.S. Treasury calling into question the nature of federal guarantees for government-sponsored entities (GSEs); and a reduced commitment of capital to the secondary market by broker-dealers.

    Throughout the year, the Federal Reserve continued to raise interest rates in an attempt to slow the robust U.S. economy, an effort that seems to have been successful. The Federal Funds rate now stands at 6.5%--a full percentage point higher than it was at the beginning of the year.

    The U.S. Treasury made two moves that may fundamentally change the landscape for money market investing. First, it used part of the current budget surplus and began to buy back $30 billion in long-term government bonds. Second, it announced that less Treasury debt would be issued in the future, which will reduce the auction schedules of U.S. Treasury bills, notes, and bonds. The effect of both actions has been to reduce the supply of bonds, which are backed by the full faith and credit of the U.S. government, and seen by investors worldwide as the risk-free investment of choice.

    The U.S. Treasury also called into question the nature of the federal guarantee on GSEs, such as Fannie Mae (FMNA) and Freddie Mac (FHLMC), both of which are huge, well-funded housing agencies. Even though such housing agencies are not explicitly guaranteed by the U.S. government, the perception in the marketplace is that they would be bailed out if they ever get into financial trouble. Mortgage lenders, who compete with these agencies, are lobbying Congress in protest of their disadvantageous funding status. The U.S. Treasury is now examining the issue, and has begun to question whether these entities are passing through the benefits of their size and market position to mortgage buyers or only to shareholders.

    Throughout the year, risk-averse broker-dealers continued to commit less capital to proprietary and secondary market trading. Their concern, which began with the Asian financial crisis two years ago, has been reinforced by events such as the Russian default, the failure of Long-Term Capital, and the pressure this year on investment-grade corporate bonds. In broker-dealers' efforts to insulate themselves from these kinds of crises, they have stunted liquidity in the fixed-income marketplace.

HAVE THE ACTIONS OF THE U.S. TREASURY HAD  AN IMPACT ON CORPORATE ISSUES?

    Because of the dwindling supply of Treasuries, corporate bond issuance rose--putting pressure on yield spreads. At the same time, competition for capital and the booming economy drove up corporate borrowing rates and created an even greater gap in spreads. And despite some narrowing toward the end of the year, spreads remain very wide by historic standards.

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

THERE HAS BEEN A LOT OF TALK ABOUT THE "INVERTED YIELD CURVE." COULD YOU PUT THAT PHENOMENON INTO CONTEXT?

    Over the course of the year, a number of factors combined to create an inverted yield curve. In an inverted yield curve, long-term Treasury bonds yield less than short-term Treasury notes. The front end of the curve--short-term rates--increased because of the one percentage point rise in the Federal Funds rate. The pressure on the long end was caused by the U.S. Treasury bond buyback

HOW WAS THE PORTFOLIO AFFECTED?

    The Portfolio was affected mostly from an asset-gathering perspective. Higher interest rates and the inverted yield curve attracted a lot of assets into money market funds during the year. Equity volatility and election uncertainty also conspired to cause a traditional flight to quality. The return available by investing in a money market fund was attractive by any standard during the past year.

COULD YOU COMMENT ON THE FUND'S PERFORMANCE DURING THE YEAR? HOW DID YOU POSITION THE PORTFOLIO IN SUCH AN ENVIRONMENT?

    Our performance was very competitive with our peer group of AAA-rated funds. This was largely due to our success with the barbell strategy we adopted in the summer of 1999, when the Federal Reserve began to raise interest rates. This approach served us well as the Fed continued to tighten and the U.S. Treasury began its buyback. We have maintained the barbell construction throughout the year, keeping a significant concentration of maturities on the short end of the curve, while opportunistically purchasing the one-year area on price declines. Sometimes we were able to capture as much as a 7% yield using this approach. Moreover, because of this concentration in short-term issues, we have been able to take advantage of extremely attractive rates, which have been competitive with the Fed funds rate of 6.5%. The Portfolio also benefited from a significant concentration in floating rate notes.

WHAT IS THE OUTLOOK FOR THE NEXT FEW MONTHS?

    Because of the slowdown in U.S. economic growth, we expect the Federal Reserve to soon remove their tightening bias. If they do, they will probably ease interest rates during the first quarter of 2001, thereby making the environment for equities and other higher risk investments more attractive. Should that be the case, we believe investors will shift money from money markets and into equities and spread products such as agencies and asset- backed securities.

    If this happens, we plan to take advantage of falling interest rates and extend the weighted average maturity of the Portfolio to longer-dated securities. We may also lower our concentration in floating rate notes, which typically don't perform as well in a falling interest rate environment.

FUND FACTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

    J.P. Morgan Prime Cash Management Fund seeks to maximize current income consistent with the preservation of capital and same-day liquidity. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high-quality money market investments.

--------------------------------------------------------------------------------
    Inception Date:  8/20/2000
--------------------------------------------------------------------------------
    Fund Net Assets as of 11/30/2000:
      $403,290,451
--------------------------------------------------------------------------------
    Portfolio Net Assets as of 11/30/2000:
      $20,591,362,558
--------------------------------------------------------------------------------
    Dividend Payable Dates:  MONTHLY
--------------------------------------------------------------------------------
    Short-term Capital Gain Payable Dates
      (if applicable):  MONTHLY
--------------------------------------------------------------------------------
    Long-term Capital Gain Payable Date
      (if applicable):  12/13/2000

EXPENSE RATIOS

    The Fund's current annualized expense ratio of 0.98% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling or safekeeping fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

All data as of November 30, 2000

PORTFOLIO ALLOCATION
(As a percentage of total investment securities)

[data from pie chart]

Floating Rate Notes               43.8%
Commercial Paper                  37.1%
Certificates of Deposit           12.0%
Time Deposits                      4.2%
Repurchase Agreements              1.9%
Corporate Bonds                    1.0%

--------------------------------------------------------------------------------
    Average 7-day Yield:  5.73%*
--------------------------------------------------------------------------------
    Average Maturity:  42 DAYS

* Yield reflects the reimbursement of certain fund expenses as described in the prospectus. Had expenses not been subsidized, the current 7-day yield would have been lower. Yields will fluctuate.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT, INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT INSURED BY THE FDIC, ARE NOT BANK DEPOSITS OR OTHER OBLIGATIONS OF THE FINANCIAL INSTITUTION AND ARE NOT GUARANTEED BY THE FINANCIAL INSTITUTION. SHARES OF THE FUND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. WHILE THE FUND SEEKS TO MAINTAIN A STABLE ASSET VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell securities. Opinions expressed herein and other Fund data presented are based on current market conditions and are subject to change without notice. The Fund invests in foreign securities which involve special risks including economic and political instability and currency fluctuations; prospective investors should refer to Fund's prospectus for discussion of these risks. The Fund invests through a master portfolio (another Fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN PRIME CASH MANAGEMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investment in The Prime Money Market Portfolio
   ("Portfolio"), at value                                                 $405,571,672
Receivable for Expense Reimbursements                                            88,991
                                                                        ------------------
TOTAL ASSETS                                                                405,660,663
                                                                        ------------------

LIABILITIES
Dividends Payable to Shareholders                                            1,956,574
Distribution Fee Payable                                                       170,738
Shareholder Servicing Fee Payable                                               85,369
Administrative Services Fee Payable                                              8,097
Administration Fee Payable                                                         353
Fund Services Fee Payable                                                          249
Accrued Expenses and Other Liabilities                                         148,832
                                                                        ----------------
TOTAL LIABILITIES                                                            2,370,212
                                                                        ----------------

NET ASSETS
Applicable to 403,277,497 Shares of Beneficial Interest Outstanding
   (par value $0.001, unlimited shares authorized)                        $403,290,451
                                                                        ================
Net Asset Value, Offering and Redemption Price Per Share                         $1.00
                                                                        ================

ANALYSIS OF NET ASSETS
Paid-in Capital                                                           $403,277,497
Accumulated Net Realized Gain on Investment                                     12,954
                                                                        ----------------
NET ASSETS                                                                $403,290,451
                                                                        ================

6    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN PRIME CASH MANAGEMENT FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD AUGUST 20, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH NOVEMBER 30, 2000

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
INCOME
Allocated Interest Income                                           $6,130,253
Allocated Portfolio Expenses                                         (130,869)
                                                                   -------------
   Net Investment Income Allocated from Portfolio                    5,999,384
                                                                   --------------
FUND EXPENSES
Distribution Fee                                                       456,661
Servicing Organization Fee                                             228,331
Registration Fees                                                      117,312
Administrative Services Fee                                             20,998
Professional Fees                                                       12,713
Printing Expenses                                                        8,687
Fund Services Fee                                                        1,092
Administration Fee                                                         924
Trustees' Fees and Expenses                                                257
Miscellaneous                                                           11,504
                                                                   --------------
   Total Fund Expenses                                                 858,479
Less: Reimbursement of Expenses                                       (96,291)
                                                                   --------------
   Net Fund Expenses                                                   762,188
                                                                   --------------
NET INVESTMENT INCOME                                                5,237,196
                                                                   --------------
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO                12,954
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,250,150
                                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.    7

J.P. MORGAN PRIME CASH MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE PERIOD AUGUST 20, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH NOVEMBER 30, 2000
       \
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                                 $5,237,196
Net Realized Gain on Investment Allocated from Portfolio                  12,954
                                                                   ----------------
   Net Increase in Net Assets Resulting from Operations                5,250,150
                                                                   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                (5,237,196)
                                                                   ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   (AT A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold                     689,182,861
Cost of Shares of Beneficial Interest Redeemed                     (285,905,364)
                                                                   ----------------
   Net Increase from Transactions in Shares of Beneficial Interest   403,277,497
                                                                   ----------------
   Total Increase in Net Assets                                      403,290,451
                                                                   ----------------

NET ASSETS
Beginning of Period                                                            -
                                                                   ----------------
End of Period                                                       $403,290,451
                                                                   ================

8    The Accompanying Notes are an Integral Part of the Financial Statements.
<page

J.P. MORGAN PRIME CASH MANAGEMENT FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD IS AS FOLLOWS:

                                                                 FOR THE PERIOD
                                                                 AUGUST 20, 2000
                                                               (COMMENCEMENT OF
                                                            OPERATIONS) THROUGH
                                                              NOVEMBER 30, 2000
                                                             -------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                        $1.00
                                                            -------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                  0.02
Net Realized Gain on Investments                                     0.00(a)
                                                            -------------------
Total From Investment Operations                                       0.02
                                                            -------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                (0.02)
                                                            -------------------
NET ASSET VALUE PER SHARE, END OF PERIOD                              $1.00
                                                             ===================
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                         1.61%(b)
Net Assets, End of Period (in thousands)                             $403,290
Ratios to Average Net Assets
    Net Expenses                                                     0.98%(c)
    Net Investment Income                                            5.73%(c)
    Expenses without Reimbursement                                   1.08%(c)

(a)  Less than $0.005
(b)  Not Annualized
(c)  Annualized


The Accompanying Notes are an Integral Part of the Financial Statements.   9

J.P. MORGAN PRIME CASH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION--J.P. Morgan Prime Cash Management Fund (the "Fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on August 20, 2000.

    The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 2.0% at November 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    SECURITY VALUATION--Valuation of securities by the Portfolio is discussed in
Note 1 of the Portfolio's Notes to Financial Statements that are included elsewhere in this report.

     INVESTMENT INCOME--The Fund earns income, net of expenses, daily on its investment in the Portfolio. All net investment income, realized and unrealized gains and losses of the Portfolio is allocated pro-rata among the Fund and other investors in the Portfolio at the time of such determination.

    EXPENSES--Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the net assets of each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

    INCOME TAX STATUS--It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared daily and paid monthly. Distributions from net short-term realized gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, and may be reflected in the Fund's daily dividends. Distributions from net realized gains, if any, will be distributed annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADMINISTRATIVE SERVICES--The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which J.P. Morgan Investment Management, Inc. ("JPMIM") acts as investment advisor in accordance with the following annual schedule: 0.09% on the first
$7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

J.P. MORGAN PRIME CASH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

    Morgan has agreed to reimburse the Fund to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund, including the expenses allocated to the Fund from the Portfolio, exceed 0.98% of the Fund's average daily net assets through February 28, 2002.

    ADMINISTRATION--The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    DISTRIBUTION PLAN--The Trust, on behalf of the Fund, has a Distribution Plan with respect to services related to distributing fund shares, which authorizes it to compensate certain financial institutions, securities dealers, and other industry professionals that have entered into written agreements with the fund in respect to these services. The agreement provides for the Fund to pay for these services which is computed daily and paid monthly at an annual rate not to exceed 0.50% of the value of the average daily net assets of the Fund. The amount paid to such institutions is based on the daily value of shares owned by their clients.

    SERVICE PLAN--The Trust on behalf of the Fund has a Service Plan with respect to fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to their customers who are beneficial owners of such shares. The Fund will enter into agreements with Service Organizations that purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements provide that the Fund pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund with respect to the shares of the Fund attributable to or held in the name of the Service Organization for its customers.

    FUND SERVICES--The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $200.

--------------------------------------------------------------------------------
3. CONCENTRATIONS OF RISK

    From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

--------------------------------------------------------------------------------
4. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's adviser.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
J.P. Morgan Prime Cash Management Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Prime Cash Management Fund, (one of the series constituting part of J.P. Morgan Institutional Funds, hereafter referred to as the "Fund") at November 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period August 20, 2000 (commencement of operations) through November 30, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 16, 2001

THE PRIME MONEY MARKET PORTFOLIO
Annual Report November 30, 2000

(The following pages should be read in conjunction with J.P. Morgan Prime Cash Management Fund Annual Financial Statements)

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 12.0%
  $300,000,000  Abbey National Treasury Services
                   Plc, MTN, 6.45%, 1/8/01(i)                       $299,985,151
    40,000,000  Bank One NA, 6.65%, 3/22/01                           40,000,000
   150,000,000  Credit Communal de Belgique,
                   6.76%, 2/22/01(i)                                 149,983,828
   350,000,000  Deutsche Bank AG, 6.19%-6.76%,
                   12/1/00-2/22/01(i)                                349,989,218
    20,000,000  Dexia Bank, 7.06%, 5/3/01(i)                          19,998,017
   205,000,000  Landesbank Hessen-Thueringen,
                   7.14%, 5/8/01(i)                                  204,993,712
   160,000,000  Lloyds Bank Plc, 7.20%, 6/15/01(i)                   159,975,652
   138,500,000  Natexis Banque, 6.71%, 2/13/01(i)                    138,500,000
   381,000,000  Rabobank Nederland NV, 6.66%-7.05%,
                   2/15/01-5/2/01(i)                                 380,960,888
    95,000,000  Suntrust Bank Atlanta, 6.77%, 4/18/01                 95,005,112
   269,000,000  Union Bank of Switzerland, 6.24%-7.03%,
                   12/4/00-7/19/01(i)                                268,983,134
   386,000,000  Westdeutsche Landesbank Girozentra,
                   6.66%-6.75%, 1/29/01-2/28/01(i)                   386,000,000
                                                             -------------------
                                                                   2,494,374,712
                                                             ------------------

COMMERCIAL PAPER - 37.1%(Y)
   80,000,000  Alliance & Leicester Plc, 6.40%-6.43%,
                  1/25/01 to 2/20/01(i)                               79,059,553
  674,073,000  Alpine Securitization Corp., 6.49%-6.76%,
                  12/5/00 to 2/28/01                                 670,951,763
  159,500,000  Aspen Funding Corp., 6.50%-6.75%,
                  12/14/00 to 2/2/01                                 157,952,836
   65,800,000  Asset Securitization Corp., 6.74%, 1/8/01              65,336,037
  110,000,000  Associates Corp. NA, 6.74%,
                  2/6/01 to 3/2/01                                   108,573,200
  239,100,000  Associates First Capital Corp. BV,
                  6.72%-6.75%, 12/21/00 to 2/16/01                   236,681,222
  172,400,000  Bank of America Corp., 6.74%,
                  2/23/01 to 3/7/01                                  169,729,899
   50,000,000  BASF AG, 6.50%, 12/8/00(i)                             49,936,806
  378,756,000  Bavaria Trust Corp., 6.74%-6.76%,
                  12/20/00 to 4/17/01                                374,121,914
   25,000,000  BBL North American Funding Corp.,
                  6.75%, 1/16/01                                      24,789,806
   49,507,000  BellSouth Telecommunications, Inc.,
                  6.49%, 12/5/00                                      49,471,190
  120,000,000  British Gas Capital, Inc., 6.73%-6.74%,
                  2/22/01 to 2/23/01(i)                              118,191,533
  273,000,000  CDC Commercial Paper, Inc., 6.49%,
                  12/5/00 to 12/8/00(i)                              272,721,632
   22,000,000  Cingular Wireless, 6.45%, 2/22/01                      21,668,784
  290,000,000  Citibank Capital Markets Assets LLC,
                  6.43%-6.74%, 12/7/00 to 3/14/01                    288,539,191
  386,144,000  Compass Securitization LLC, 6.50%-6.76%,
                  12/12/00 to 2/22/01                                382,110,867
   50,000,000  Credit Agricole Indosuez NA, 6.43%, 2/9/01             49,364,167
   37,000,000  Cregem North America, Inc., 6.76%, 1/31/01             36,591,232
  329,000,000  CS First Boston, Inc., 6.72%-6.75%,
                  2/12/01 to 4/20/01(i)                              322,822,429

PRINCIPAL AMOUNT                                                        VALUE
-------------------------------------------------------------------------------

  $595,480,000  CXC, Inc., 6.44%-6.76%,
                  12/11/00 to 5/15/01                               $ 586,799,619
   165,000,000  Depfa Bank Europe Plc, 6.40%-6.43%,
                  4/4/01 to 5/1/01(i)                                 160,885,175
   165,517,000  Edison Asset Securitization LLC,
                  6.49%-6.73%, 12/5/00 to 2/8/01                      165,213,994
    88,235,000  Enterprise Funding Corp., 6.73%-6.74%,
                  2/15/01 to 3/9/01                                    86,871,821
   160,000,000  General Electric Capital Corp.,
                  6.72%-6.76%, 1/30/01 to 2/27/01                     157,926,025
    60,000,000  General Motors Acceptance Corp.,
                  6.74%, 2/5/01                                        59,286,100
    65,000,000  Government of Canada, 6.38%, 6/7/01                    62,861,500
   160,263,000  HD Real Estate Funding Corp.,
                  6.77%, 5/22/01                                      155,354,857
   150,000,000  Landesbank Schleswig Holstein,
                  6.40%-6.41%, 6/1/01 to 6/4/01(i)                    145,173,375
   291,732,000  Monte Rosa Capital Corp.,
                  6.49%-6.76%, 12/6/00 to 1/26/01                     289,905,270
    15,000,000  Morgan Stanley Dean Witter & Co.,
                  6.76%, 1/31/01                                       14,832,758
   761,500,000  Nationwide Building Society, 6.50%-6.75%,
                 12/12/00 to 3/22/01                                  752,111,980
   202,244,000  Newport Funding Corp., 6.47%-6.74%,
                  12/8/00 to 2/6/01                                   200,739,872
    50,000,000  Northern Rock Plc, 6.75%, 2/1/01                       49,436,833
   173,269,000  Parthenon Receivables Funding LLC,
                  6.49%-6.76%, 12/4/00 to 2/12/01                     172,443,855
    11,500,000  Province of Quebec, 6.50%, 12/14/00                    11,472,280
   527,345,000  Receivables Capital Corp., 6.44%-6.76%,
                  12/8/00 to 2/9/01                                   523,192,180
   240,000,000  Salomon Smith Barney, Inc., 6.49%-6.73%,
                  12/5/00 to 2/12/01                                  239,462,525
    50,000,000  Santander Central Hispano Finance,
                   6.73%, 2/20/01(i)                                   49,272,125
    40,000,000  SBC Communications Inc., 6.49%, 12/4/00                39,978,467
     5,555,000  Wal-Mart Stores, Inc., 6.49%, 12/5/00                   5,550,970
   292,025,000  Windmill Funding Corp., 6.46%-6.74%,
                 12/7/00 to 1/18/01                                    290,781,646
                                                             -------------------------
                                                                     7,698,167,288
                                                             -------------------------
CORPORATE BONDS - 1.0%
    85,000,000  General Electric Capital Corp.,
                  7.38%, 5/23/01                                        85,000,000
    79,389,000  Inter-American Development Bank,
                  5.13%, 2/22/01(i)                                     79,130,812
    44,000,000  National City Bank, 6.98%, 8/2/01                       43,988,369
                                                             -------------------------
                                                                       208,119,181
                                                             -------------------------

FLOATING RATE NOTES - 43.8%(V)
   100,000,000  American Express Centurion, 6.67%,
                 12/1/00                                               100,000,000
   200,000,000  American Express Centurion, 6.58%,
                 12/9/00 to 12/14/00                                   199,995,252

14    The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------------
   $21,500,000  American Express Centurion Bank, 6.59%,
                   12/16/00                                           $ 21,500,000
   325,000,000  Associates Corp. of North America, 6.55%,
                   1/4/01                                              325,000,000
    21,500,000  AT&T Capital Corp., 7.50%, 12/1/00                      21,500,000
    56,300,000  AT&T Capital Corp., 6.97%, 1/10/01                      56,338,835
   500,000,000  Bank of Austria, 6.53%, 12/16/00                       499,949,000
   300,000,000  Bank of Austria, 6.75%, 1/16/01                        299,946,114
   130,000,000  Bank of America NA, 6.65%, 12/1/00                     129,993,321
   470,000,000  Bank of America NA, 6.67%, 12/1/00                     470,000,000
    34,775,000  Bank of America NA, 6.80%, 2/26/01                      34,783,044
   384,500,000  Bank of Scotland Treasury, MTN 144A,
                   6.63%, 12/6/00                                      384,494,904
   300,000,000  Bayerische Hypo Vereinsbank, 6.59%,
                   12/1/00(i)                                          299,882,175
   200,000,000  Bayerische Landesbank New York, Series CD,
                   6.61%, 12/1/00(i)                                   199,937,800
   270,000,000  Bayerische Landesbank New York, Series CD,
                   6.63%, 12/1/00(i)                                   269,966,991
   139,500,000  Bayerische Landesbank New York, Series CD,
                   6.55%, 12/15/00(i)                                  139,495,744
   325,000,000  Chasers 144A, Series 2000-1, 6.85%, 1/4/01             325,000,000
   200,000,000  CIT Group Inc., MTN, 6.60%, 12/1/00                    199,964,011
   142,000,000  CIT Group Inc., MTN, 6.66%, 12/1/00                    141,987,715
     8,000,000  Citicorp, 7.02%, 2/8/01                                  8,004,618
   140,000,000  Citigroup, Inc., 6.58%, 12/4/00                        140,000,000
   150,000,000  Citigroup, Inc., 6.59%, 12/10/00                       150,000,000
    53,000,000  Commerica Bank, 6.54%, 12/14/00                         52,993,949
   500,000,000  Commerzbank AG New York, Series CD,
                   6.57%, 12/26/00                                     499,960,524
    10,000,000  Commerzbank AG New York, Series CD,
                   6.54%, 12/28/00                                       9,998,797
    75,100,000  Compass Securitization, Inc., 6.59%, 12/1/00            75,100,000
   238,000,000  Compass Securitization, Inc., 6.60%,
                   12/7/00 to 12/15/00                                 237,997,005
    75,000,000  Compass Securitization, Inc., 6.60%, 12/9/00            75,000,000
   650,000,000  CS First Boston, Inc. SPARCS, Series 2000-5,
                   6.91%, 1/24/01                                      650,000,000
    20,000,000  Deutsche Bank, Series CD, 6.55%, 12/13/00               19,999,770
   364,000,000  Deutsche Bank, Series CD, 6.52%, 12/16/00              363,961,799
    20,000,000  First Union National Bank, 6.66%, 12/1/00               20,000,000
   500,000,000  First Union National Bank, 6.67%, 12/1/00              500,000,000
    10,000,000  First Union National Bank, 6.82%, 2/13/01               10,001,803
    25,000,000  First Union National Bank, 6.67%, 2/15/01               25,000,000
   350,000,000  General Electric Capital Corp., 6.75%, 1/2/01          350,000,000
     5,000,000  Household Bank FSB, 6.96%, 1/3/01                        5,002,328
    15,000,000  Household Bank FSB, 6.99%, 1/9/01                       15,009,209
   175,000,000  Lehman RACERS 144A,
                   Series 2000-15-MM-MBS,
                   6.64%, 12/13/00                                     175,000,000
   165,000,000  Lehman, RACERS 144A, Series 1999-35-MM,
                   6.72%, 12/15/00                                     165,000,000
   100,000,000  Northwest Financial, Inc., MTN, Series C,
                   6.62%, 12/1/00                                       99,969,094
    52,000,000  Toyota Motor Credit Corp., MTN, 6.71%, 1/9/01           51,995,075
   135,000,000  Unilever, 6.68%, 12/7/00                               135,000,000
   100,000,000  US Bancorp North Dakota, 6.64%, 12/1/00                 99,988,459
    75,000,000  US Bank NA Minnesota, 6.63%, 12/1/00                    74,988,886

PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------------

  $ 8,000,000  Wells Fargo & Co., 6.86%, 12/15/00                     $  8,014,399
   52,000,000  Wells Fargo & Co., MTN, 6.60%, 12/19/00                  51,990,042
  500,000,000  Wells Fargo & Co., MTN, 6.59%, 12/24/00                 500,000,000
   30,000,000  Wells Fargo & Co., MTN, 6.69%, 12/27/00                  29,992,703
  342,000,000  Westdeutsche Landesbank New York,
                 Series CD, 6.54%, 12/25/00(i)                         341,948,198
                                                             -------------------------
                                                                     9,061,651,564
                                                             -------------------------

REPURCHASE AGREEMENTS - 1.9%
  300,000,000  Bank America Repurchase Agreement, 6.56%,
                 12/1/00, proceeds $300,054,667
                 (collateralized by $403,547,059
                 Federal National Mortgage Association,
                 6.00%-6.29% due 3/1/14 - 7/1/28,
                 valued at $306,000,000)                               300,000,000
  100,000,000  Lehman Brothers Repurchase Agreement,
                 6.55%, 12/1/00, proceeds $100,018,194
                 (collateralized by $613,875,705 Federal
                 National Mortgage Association,
                 6.00% - 8.00% due 7/1/22 - 11/1/30,
                 valued at $102,000,353)                               100,000,000
                                                             -------------------------
                                                                       400,000,000
                                                             -------------------------
TAXABLE MUNICIPALS - 0.0%(Z)
    6,200,000  Wake Forest University, Series 1997,
                 6.62%, 12/6/00 (LOC: Wachovia Bank)                     6,200,000
                                                             -------------------------
TIME DEPOSITS - 4.2%
  156,171,000  Canadian Imperial Bank of Commerce,
                 6.63%, 12/1/00(i)                                     156,171,000
  125,000,000  Dresdner Bank Grand Cayman, 6.66%, 12/1/00(i)           125,000,000
  100,000,000  Fifth Third Bank Cayman, 6.58%, 12/1/00(i)              100,000,000
  158,768,000  Key Bank NA Cayman, 6.59%, 12/1/00(i)                   158,768,000
  195,493,000  State Street Bank Grand Cayman,
                 6.60%, 12/1/00(i)                                     195,493,000
  125,000,000  Toronto Dominion Bank Cayman,
                 6.69%, 12/1/00(i)                                     125,000,000
                                                             -------------------------
                                                                       860,432,000
                                                             -------------------------
TOTAL INVESTMENT SECURITIES AT
AMORTIZED COST AND VALUE - 100.0%                                  $20,728,944,745
                                                             =========================

LOC - Letter of Credit
MTN - Medium Term Note
RACERS - Restructured Asset Certificates
SPARCS - Structured Product Asset Return
144A - Securities restricted for resale to Qualified Institutional Buyers
 (i)Foreign security
(v) Variable or floating rate instrument or instrument with step coupon rate.
(y) Yield to maturity
(z) Category is less than 0.05% of total investment securities.


The Accompanying Notes are an Integral Part of the Financial Statements.    15

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at Amortized Cost and Value
                                                               $20,728,944,745
Cash                                                                       594
Interest Receivable                                                170,903,660
Prepaid Trustees' Fees and Expenses                                     17,380
Prepaid Expenses and Other Assets                                       17,521
                                                            --------------------
TOTAL ASSETS
                                                                20,899,883,900
                                                            --------------------
LIABILITIES
Payable for Investments Purchased                                  306,058,550
Advisory Fee Payable                                                 1,764,210
Administrative Services Fee Payable                                    386,338
Fund Services Fee Payable                                               13,069
Administration Fee Payable                                              10,601
Accrued Expenses and Other Liabilities                                 288,574
                                                            --------------------
TOTAL LIABILITIES                                                  308,521,342
                                                            --------------------
NET ASSETS
Applicable to Investors' Beneficial Interests                  $20,591,362,558
                                                            ====================

16    The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME
Interest Income
                                                                $1,153,685,845
                                                            ---------------------
EXPENSES
Advisory Fee                                                        19,059,292
Administrative Services Fee                                          4,197,163
Custodian Fees and Expenses                                          1,697,740
Fund Services Fee                                                      268,198
Trustees' Fees and Expenses                                            183,952
Professional Fee                                                       129,396
Printing Expense                                                        12,381
Administration Fee                                                     122,295
Miscellaneous                                                           18,651
                                                            ---------------------
   Total Expenses                                                   25,689,068
                                                            ---------------------
NET INVESTMENT INCOME                                            1,127,996,777
                                                            ---------------------
NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                           552,318
                                                            ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $1,128,549,095
                                                            =====================

The Accompanying Notes are an Integral Part of the Financial Statements.   17

THE PRIME MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED NOVEMBER 30

INCREASE IN NET ASSETS                                             2000                   1999

FROM OPERATIONS
Net Investment Income                                       $  1,127,996,777       $   620,496,096
Net Realized Gain (Loss) on Investments                              552,318              (502,599)
                                                             -----------------    -------------------
     Net Increase in Net Assets Resulting from Operations      1,128,549,095            619,993,497
                                                             -----------------    -------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                140,319,396,434        108,543,399,809
Withdrawals                                                 (136,282,292,944)     (101,517,907,239)
                                                             -----------------    -------------------
     Net Increase from Transactions in
       Investors' Beneficial Interests                         4,037,103,490          7,025,492,570
                                                             -----------------    -------------------
     Total Increase in Net Assets                              5,165,652,585          7,645,486,067
                                                             -----------------    -------------------

NET ASSETS
Beginning of Year                                             15,425,709,973          7,780,223,906
                                                             ------------------   -------------------
End of Year                                                   $ 20,591,362,558     $ 15,425,709,973
                                                             ==================   ===================

SUPPLEMENTARY DATA
                                             FOR THE YEARS ENDED NOVEMBER 30
                                --------------------------------------------------------
                                     2000       1999       1998        1997       1996
                                --------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
     Expenses                       0.14%       0.15%      0.17%       0.18%      0.19%
     Net Investment Income          6.25%       5.07%      5.48%       5.43%      5.29%

18    The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOVEMBER 30, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a Trust under the laws of the State of New York on November 4, 1992. The Portfolio's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instruments.

    REPURCHASE AGREEMENTS--The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. The Portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Portfolio. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $51,000.

--------------------------------------------------------------------------------
3. CONCENTRATIONS OF RISK

    The Portfolio may have elements of risk not typically associated with investments in the United States due to investments in countries or regions outside of the United States. Such investments may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions.

--------------------------------------------------------------------------------
4. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's adviser.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Investors of
The Prime Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 16, 2001

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NOTES
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22

NOTES
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                                                                             23
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NOTES
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24

[back cover]

J.P. MORGAN INSTITUTIONAL FUNDS
       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Treasury Money Market Fund
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Large Cap Growth Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       Tax Aware Disciplined Equity Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       SmartIndex(tm) Fund:
           Institutional Shares
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Institutional Funds, call J.P.
           Morgan  Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                   MAILING
500 Stanton Christiana Road                                   INFORMATION
Newark, Delaware 19713-2107

IN-ANN-24235   0101